TRANSACTIONS WITH RELATED PARTIES	12 Months Ended
Apr. 30, 2011
Notes To Financial Statements [Abstract]
TRANSACTIONS WITH RELATED PARTIES
NOTE 9 . TRANSACTIONS WITH RELATED PARTIES

BANKING SERVICES

The Company has an ongoing banking relationship with First International Bank and Trust, Watford City, North Dakota (First International).  Stephen L. Stenehjem, a member of the Company's Board of Trustees and Audit Committee, is the President and Chief Executive Officer of First International, and the bank is owned by Mr. Stenehjem and members of his family.  Currently, and during fiscal year 2011, the Company has two mortgage loans outstanding with First International, with original principal balances of $3.2 million (Grand Forks MedPark Mall) and $2.4 million (Georgetown Square/Fox River), respectively, bearing interest at 6.25% and 7.25% per annum.  For a portion of fiscal year 2011, the Company had outstanding a third mortgage loan with First International in the amount of approximately $406,000 (Dakota West Plaza), bearing interest at 7.63% per annum; this loan was repaid in the first quarter of fiscal year 2011.  The Company paid interest on these loans of approximately $190,000, $165,000 and $3,000, respectively, in fiscal year 2011, and paid $32,000 in origination fees and closing costs on the Grand Forks MedPark Mall loan.  For a portion of fiscal year 2011, the Company maintained a $14.0 million unsecured line of credit with First International, for which it paid a total of approximately $72,000 in interest during fiscal year 2011.  This line of credit was terminated during the second quarter of fiscal year 2011 and replaced with a multi-bank line of credit with a current capacity of $50.0 million, of which First International is the lead bank and a participant with a $12.0 million commitment.  In fiscal year 2011, the Company paid First International a total of $212,000 in interest on First International's portion of the outstanding balance of this credit line, and paid fees of $219,000.  In connection with this multi-bank line of credit, the Company maintains compensating balances with First International totaling $6.0 million, of which $1.5 million is held in a non-interest bearing account, and $4.5 million is held in an account that pays the Company interest on the deposited amount of 0.75% per annum.  The Company also maintains a number of checking accounts with First International.  In fiscal year 2011, the Company paid less than $500 in total in various bank service and other fees charged on these checking accounts.

In fiscal years 2010 and 2009, the Company paid interest of approximately $238,000 and $91,000, respectively, for borrowing under the $14.0 million line of credit that was subsequently terminated in fiscal year 2011, and paid a $10,000 renewal fee for the line of credit in fiscal year 2010.   In fiscal year 2010, the Company paid interest and fees on outstanding mortgage loans totaling approximately $789,000, and paid interest in fiscal year 2009 on mortgage loans outstanding of approximately $204,000.  In fiscal year 2010 and 2009, the Company paid under $500 in total in various bank service and other fees charged on checking accounts maintained with First International.

Total payments of interest and fees from the Company to First International Bank in fiscal year 2011 were approximately $893,000, in fiscal year 2010 were $1.0 million and in fiscal year 2009 were $295,000.